Fair Value (Summary Of Fair Value Assets And Liabilities Measured On A Recurring Basis, Level 3) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Entity Information [Line Items]
Financial transmission rights	$ 4,150	$ 6,235
Total financial assets measured at fair value	4,150	6,235
Other derivative liabilities	121	140
Total financial liabilities measured at fair value	121	140
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Financial transmission rights	4,150	6,235
Total financial assets measured at fair value	4,150	6,235
Other derivative liabilities	121	140
Total financial liabilities measured at fair value	121	140
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Entity Information [Line Items]
Financial transmission rights	0	0
Total financial assets measured at fair value	0	0
Other derivative liabilities	0	0
Total financial liabilities measured at fair value	0	0
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Financial transmission rights	0	0
Total financial assets measured at fair value	0	0
Other derivative liabilities	0	0
Total financial liabilities measured at fair value	0	0
Significant Observable Inputs (Level 2) [Member]
Entity Information [Line Items]
Financial transmission rights	0	0
Total financial assets measured at fair value	0	0
Other derivative liabilities	0	0
Total financial liabilities measured at fair value	0	0
Significant Observable Inputs (Level 2) [Member] | Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Financial transmission rights	0	0
Total financial assets measured at fair value	0	0
Other derivative liabilities	0	0
Total financial liabilities measured at fair value	0	0
Unobservable Inputs (Level 3) [Member]
Entity Information [Line Items]
Financial transmission rights	4,150	6,235
Total financial assets measured at fair value	4,150	6,235
Other derivative liabilities	121	140
Total financial liabilities measured at fair value	121	140
Unobservable Inputs (Level 3) [Member] | Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Financial transmission rights	4,150	6,235
Total financial assets measured at fair value	4,150	6,235
Other derivative liabilities	121	140
Total financial liabilities measured at fair value	$ 121	$ 140